Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.99%
Communication services: 1.76%
Entertainment: 1.76%
Liberty Media Corp.-Liberty Live Class C†	67,105	$5,652,254
Consumer discretionary: 9.18%
Automobile components: 1.43%
Modine Manufacturing Co.†	34,036	4,579,884
Diversified consumer services: 1.15%
Adtalem Global Education, Inc.†	32,196	3,679,037
Hotels, restaurants & leisure: 5.35%
Dutch Bros, Inc. Class A†	94,544	5,603,623
First Watch Restaurant Group, Inc.†	162,496	2,809,556
Genius Sports Ltd.†	326,771	3,676,173
Wingstop, Inc.	13,459	5,078,619
		17,167,971
Household durables: 1.25%
Taylor Morrison Home Corp. Class A†	67,777	4,017,821
Consumer staples: 0.74%
Personal care products: 0.74%
Oddity Tech Ltd. Class A†	33,593	2,353,862
Financials: 5.81%
Capital markets: 1.01%
Hamilton Lane, Inc. Class A	21,225	3,232,568
Financial services: 1.76%
Shift4 Payments, Inc. Class A†	54,728	5,636,984
Insurance: 3.04%
Accelerant Holdings Class A†	42,529	1,171,249
Palomar Holdings, Inc.†	29,141	3,860,891
Skyward Specialty Insurance Group, Inc.†	93,644	4,736,513
		9,768,653
Health care: 25.74%
Biotechnology: 5.79%
ADMA Biologics, Inc.†	212,953	3,982,221
ARS Pharmaceuticals, Inc.†	138,643	2,451,208
Ascendis Pharma AS ADR†	20,785	3,606,198
Soleno Therapeutics, Inc.†	46,102	3,986,440
Vericel Corp.†	129,759	4,533,779
		18,559,846
Health care equipment & supplies: 4.82%
Glaukos Corp.†	16,864	1,451,822
Inspire Medical Systems, Inc.†	18,645	2,322,048
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
iRhythm Technologies, Inc.†	48,198	$6,756,396
Penumbra, Inc.†	12,730	3,211,397
PROCEPT BioRobotics Corp.†	35,560	1,725,015
		15,466,678
Health care providers & services: 9.59%
Alignment Healthcare, Inc.†	289,757	3,992,851
Castle Biosciences, Inc.†	75,978	1,151,067
Ensign Group, Inc.	41,765	6,264,750
Guardant Health, Inc.†	31,570	1,293,739
HealthEquity, Inc.†	70,163	6,805,811
Option Care Health, Inc.†	156,385	4,589,900
RadNet, Inc.†	121,969	6,675,363
		30,773,481
Life sciences tools & services: 0.88%
Repligen Corp.†	24,092	2,820,451
Pharmaceuticals: 4.66%
Corcept Therapeutics, Inc.†	38,541	2,588,799
Ligand Pharmaceuticals, Inc.†	35,847	4,716,748
Tarsus Pharmaceuticals, Inc.†	62,229	2,415,730
Verona Pharma PLC ADR†	49,698	5,222,763
		14,944,040
Industrials: 32.65%
Aerospace & defense: 6.19%
AAR Corp.†	37,063	2,768,977
ATI, Inc.†	48,673	3,744,901
Kratos Defense & Security Solutions, Inc.†	81,692	4,795,320
Leonardo DRS, Inc.†	97,969	4,075,510
Mercury Systems, Inc.†	85,368	4,489,503
		19,874,211
Building products: 1.04%
AAON, Inc.	39,962	3,336,827
Commercial services & supplies: 4.47%
Casella Waste Systems, Inc. Class A†	77,775	8,456,476
CECO Environmental Corp.†	130,711	5,875,459
		14,331,935
Construction & engineering: 3.50%
Argan, Inc.	21,017	5,148,745
Construction Partners, Inc. Class A†	60,212	6,072,380
		11,221,125
Electrical equipment: 3.89%
American Superconductor Corp.†	102,862	5,847,705
See accompanying notes to portfolio of investments
2 | Allspring Emerging Growth Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Electrical equipment(continued)
Bloom Energy Corp. Class A†	111,077	$4,153,169
Power Solutions International, Inc.†	26,378	2,472,937
		12,473,811
Ground transportation: 1.21%
Saia, Inc.†	12,861	3,887,109
Machinery: 3.70%
ESAB Corp.	37,951	5,091,885
RBC Bearings, Inc.†	17,508	6,781,549
		11,873,434
Marine transportation: 0.97%
Kirby Corp.†	32,773	3,123,595
Professional services: 1.84%
CBIZ, Inc.†	32,652	1,995,690
Parsons Corp.†	52,474	3,893,571
		5,889,261
Trading companies & distributors: 5.84%
Applied Industrial Technologies, Inc.	27,040	7,341,360
Core & Main, Inc. Class A†	65,825	4,189,103
SiteOne Landscape Supply, Inc.†	26,960	3,715,897
Xometry, Inc. Class A†	107,520	3,477,197
		18,723,557
Information technology: 18.93%
Electronic equipment, instruments & components: 4.09%
Celestica, Inc.†	11,471	2,292,594
Fabrinet†	16,631	5,383,953
Mirion Technologies, Inc. Class A†	244,145	5,456,641
		13,133,188
IT services: 0.49%
TSS, Inc.†	57,259	1,557,445
Semiconductors & semiconductor equipment: 3.07%
Credo Technology Group Holding Ltd.†	34,720	3,873,016
Impinj, Inc.†	25,948	4,011,042
Rambus, Inc.†	26,436	1,954,413
		9,838,471
Software: 11.28%
Alkami Technology, Inc.†	91,897	2,048,384
CCC Intelligent Solutions Holdings, Inc.†	402,313	3,890,367
Clearwater Analytics Holdings, Inc. Class A†	282,104	5,715,427
Commvault Systems, Inc.†	52,590	9,989,471
Descartes Systems Group, Inc.†	39,215	4,147,378
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Software(continued)
Pegasystems, Inc.	72,970	$4,284,069
Varonis Systems, Inc. Class B†	109,380	6,106,685
		36,181,781
Materials: 1.43%
Metals & mining: 1.43%
Carpenter Technology Corp.	18,367	4,580,546
Real estate: 0.54%
Real estate management & development: 0.54%
Cushman & Wakefield PLC†	141,930	1,730,127
Utilities: 2.21%
Independent power and renewable electricity producers: 2.21%
Talen Energy Corp.†	18,781	7,091,142
Total common stocks (Cost $237,421,855)		317,501,095

		Yield
Short-term investments: 2.81%
Investment companies: 2.81%
Allspring Government Money Market Fund Select Class♠∞		4.24%	9,022,891	9,022,891
Total short-term investments (Cost $9,022,891)				9,022,891
Total investments in securities (Cost $246,444,746)	101.80%			326,523,986
Other assets and liabilities, net	(1.80)			(5,764,209)
Total net assets	100.00%			$320,759,777

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,193,041	$34,832,878	$(36,003,028)	$0	$0	$9,022,891	9,022,891	$61,112
See accompanying notes to portfolio of investments
4 | Allspring Emerging Growth Fund

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,652,254	$0	$0	$5,652,254
Consumer discretionary	29,444,713	0	0	29,444,713
Consumer staples	2,353,862	0	0	2,353,862
Financials	18,638,205	0	0	18,638,205
Health care	82,564,496	0	0	82,564,496
Industrials	104,734,865	0	0	104,734,865
Information technology	60,710,885	0	0	60,710,885
Materials	4,580,546	0	0	4,580,546
Real estate	1,730,127	0	0	1,730,127
Utilities	7,091,142	0	0	7,091,142
Short-term investments
Investment companies	9,022,891	0	0	9,022,891
Total assets	$326,523,986	$0	$0	$326,523,986
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Growth Fund | 5